Shareholder' equity	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Shareholder' equity
25. Shareholder’ equity
Share capital and share premium
At December 31, 2023 the fully paid up share capital of the Company was €9,154 thousand, consisting of 302,704,726 ordinary shares and 154,981,350 special voting shares A, all with a nominal value of €0.02 (€5,939 thousand, consisting of 296,943,659 ordinary shares at December 31, 2022).
Each ordinary share confers the right to cast one vote. Holders of ordinary shares become entitled to special voting shares upon registering their ordinary shares in the loyalty register (thereby blocking such shares from trading on the NYSE) and maintaining them registered in such register for an uninterrupted period of time as prescribed by the articles of association of the Company. Ordinary shares carry the right to receive dividends and each ordinary share carries the right to repayment of capital in the event of dissolution and liquidation, with the remaining equity, after all debts are satisfied, for the benefit of the holders of ordinary shares in proportion to the aggregate nominal value of their ordinary shares. Ordinary shares carry preemptive rights in proportion to the aggregate number of ordinary shares held upon the issuance of new ordinary shares or the granting of rights to subscribe for ordinary shares, subject to certain exceptions.
If ordinary shares have been registered in the loyalty register for an uninterrupted period of two years in the name of the same shareholder, such shares become eligible to receive Special Voting Shares A of the Company. The relevant shareholder will receive one of the Company Special Voting Share A per eligible ordinary share. Each of the Company Special Voting Share A will automatically be converted into a Special Voting Share B of the Company after holding a number of ordinary shares for an uninterrupted period of five years following the registration of such ordinary shares in the loyalty register, and each of the Company Special Voting Share B will automatically be converted into a Special Voting Share C of the Company after holding a number of ordinary shares for an uninterrupted period of ten years following the registration of such ordinary shares in the loyalty register. Each class of the Company Special Voting Shares will entitle the relevant holders to the following number of votes, in addition to the voting rights attached to each ordinary share: each Special Voting Share A of the Company confers the right to cast one vote, each Special Voting Share B of the Company confers the right to cast four votes and each Special Voting Share C of the Company confers the right to cast nine votes in the Company General Meeting. Holders of the Company Special Voting Shares will not receive any dividends in respect of the Company Special Voting Shares; however, the Company will maintain a separate dividend reserve for each class of the Company Special Voting Shares for the sole purpose of the allocation of the mandatory minimum profits that accrue to the Company Special Voting Shares.
The following table summarizes the changes in the share capital, share premium and number of ordinary shares and special voting shares of the Company for the years ended December 31, 2022 and 2023:

	Share capital (€ thousand)	Share premium (€ thousand)	Outstanding ordinary shares	Ordinary shares held in treasury	Total ordinary shares	Special voting shares
At January 1, 2022	5,939	721,187	242,343,659	54,600,000	296,943,659	—
Ordinary shares issued to warrant holders	—	—	1	(1)	—	—
Ordinary shares assigned under share-based payments (1)	—	—	459,086	(459,086)	—	—
At December 31, 2022	5,939	721,187	242,802,746	54,140,913	296,943,659	—
Ordinary shares issued to warrant holders (2)	115	64,500	5,761,067	—	5,761,067	—
Ordinary shares assigned delivered under share-based payments (3)	—	—	1,746,450	(1,746,450)	—	—
Special Voting Shares A issued (4)	3,100	(3,100)	—	—	—	154,981,350
At December 31, 2023	9,154	782,587	250,310,263	52,394,463	302,704,726	154,981,350
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(1)Includes 459,086 ordinary shares, which were previously held in treasury, delivered to the CEO as a result of the conversion of the CEO’s fixed remuneration for 2021 for an aggregate purchase price of €3,390 thousand.
(2)The Company issued an aggregate of 5,761,067 newly issued ordinary shares as a result of the exercise of warrants in the first quarter of 2023. For additional information see Note 28 — Other current and non-current financial liabilities - Warrant liabilities.
(3)As a result of the vesting of certain equity incentive arrangements, ordinary shares, which were previously held in treasury, were assigned to participants of the share-based payments plans. It includes:
(a)588,000 ordinary shares delivered to the CEO under the CEO 2022-2024 LTIP in relation to the 2022 performance period;
(b)240,000 ordinary shares delivered to the CEO under the CEO IPO PSUs plan.
(c)450,000 ordinary shares delivered to the directors of the Group (excluding the CEO), key executives with strategic responsibilities and other employees of the Group under the Management IPO PSUs plan.
(d)468,450 ordinary shares delivered to the CEO under the right to convert the CEO’s fixed remuneration in shares of the Company for an aggregate purchase price of €3,654 thousand.
For additional information relating to the equity incentive arrangements of the Group, see Note 37 — Share-based payments.
(4)On December 18, 2023, upon the fulfillment of the conditions outlined in the Company’s Articles of Association 154,981,350 Special Voting Shares A were issued and delivered to Monterubello s.s. and Ermenegildo (Gildo) Zegna di Monte Rubello for no consideration.

Legal reserves
Legal reserves include the following:
•a translation reserve for the translation differences arising from the consolidation of subsidiaries with a functional currency different from the Euro;
•a cash flow hedge reserve for the changes in the fair value of derivative financial instruments held by the Group designated as a hedge of the exposure to variability in currency exchange rate and interest rate risk;
•gains and losses on the remeasurement of defined benefit plans for actuarial gains and losses arising during the period which are offset against the related net defined benefit liabilities;
•the financial assets at FVOCI reserve which arises from changes in the fair value of debt instruments held by the company under a hold to collect and sell business model, which will be reversed when the investment is derecognized or impaired;
•legal reserves for subsidiaries consisting of earnings of subsidiaries and associates that are subject to restrictions on distributions to the Company for €17,856 thousand at December 31, 2023 (€22,183 thousand at December 31, 2022) and capitalized development costs recognized by subsidiaries of the Company for €4,277 thousand at December 31, 2023 (€3,095 thousand at December 31, 2022).
Reserve for treasury shares
At December 31, 2023, the reserve for treasury shares amounted to €436,622 thousand (€451,174 thousand at December 31, 2022) and 52,394,463 ordinary shares were held in treasury (54,140,913 ordinary shares at December 31, 2022).
Other reserves
Other reserves are detailed as follows:

	At December 31,
(€ thousands)	2023	2022
Share-based payments reserve	96,008	88,557
Non-controlling interests options reserve	(183,525)	(183,525)
Other	(66,479)	(74,764)
Other reserves	(153,996)	(169,732)
The non-controlling interests options reserve includes a reduction of equity attributable to shareholders of the Company resulting from the initial recognition of the financial liabilities at fair value (which are subsequently remeasured at the end of each period through the statement of profit and loss) relating to the put options held by non-controlling interests in Thom Browne Group for €162,066 thousand at December 31, 2023 and 2022 originally recognized in 2018 and Gruppo Dondi S.p.A. for €21,459 thousand at December 31, 2023 and 2022 originally recognized in 2019.
Retained earnings
Retained earnings include the Group’s accumulated earnings, less dividends paid to equity holders and other changes. Among other changes, retained earnings also include the first-time IFRS adoption reserve, reflecting the combined effects of the equity adjustments, net of tax effects, arising from the transition to IFRS from previous local GAAP, which occurred on January 1, 2018.
At the Annual General Meeting of the Shareholders held on June 27, 2023, the shareholders approved a dividend distribution of €0.10 per ordinary share, corresponding to a total dividend of €25,031 thousand. The dividend distribution was paid on July 28, 2023 and was made from the retained earnings reserve.
At the Annual General Meeting of the Shareholders held on June 28, 2022, the shareholders approved a dividend distribution of €0.09 per ordinary share, corresponding to a total dividend of €21,852 thousand. The dividend distribution was paid on July 28, 2022 and was made from the retained earnings reserve.